5. Property and Equipment, net (March 2019 Note) (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment - at cost	$ 57,026	$ 89,393	$ 358,321
Less accumulated depreciation	(53,528)	(84,437)	(330,475)
Property and equipment - net	3,498	4,956	27,846
Office and Computer Equipment [Member]
Property and equipment - at cost	42,288	42,289	46,634
Leasehold Improvements [Member]
Property and equipment - at cost	0	26,841	26,841
Furniture and Fixtures [Member]
Property and equipment - at cost	$ 14,738	$ 20,263	$ 20,263